Line of Credit	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Line of Credit [Abstract]
Line of Credit

Note 4:  Line of Credit

On December 21, 2016, the Company entered into a revolving credit facility with a lender that provides for up to a maximum amount of $5 million based on a borrowing base equivalent of 85% of eligible accounts receivable plus the lesser of $2 million or 50% of eligible inventory, (the “ABL facility”). The interest on the ABL facility is equal to the Prime Rate plus 3% but may not be less than 6.5% with a minimum monthly interest payment of $2 thousand. The Company is also obligated to pay the lender a monthly administrative fee of $1 thousand and an annual facility fee equal to 1% of the maximum amount borrowable under the facility. The ABL facility will automatically renew on December 31, 2019 for a one-year term unless written notice to terminate the agreement is provided by either party. In conjunction with entering into the financing, the Company incurred $228 thousand of debt issuance costs including lender and legal costs that will be amortized over the life of the ABL facility.  In accordance with recently issued accounting guidance, the revolving credit facility balance is presented net of these unamortized debt issuance costs on the accompanying Consolidated Balance Sheet.

The ABL facility is secured by a lien on all receivables, property and the proceeds thereof, credit insurance policies and other insurance relating to the collateral, books, records and other general intangibles, inventory and equipment, proceeds of the collateral and accounts, instruments, chattel paper, and documents.  Collections received on accounts receivable are directly used to pay down the outstanding borrowings on the credit facility.

 The ABL facility contains customary representations and warranties, affirmative and negative covenants and events of default.  The Company is required to maintain a minimum tangible net worth of $13 million and a minimum working capital balance of $4 million at all times.  As of September 30, 2017, we had unused borrowing availability of $3.7 million and were in compliance with all debt covenants.

For the three and nine months ended September 30, 2017, interest expense includes interest paid, capitalized or accrued of $27 thousand and $249 thousand, respectively, on outstanding debt.   Interest expense for the nine months ended September 30, 2017, also includes the write off of $158 of capitalized debt issuance costs associated with the expiration of the unsecured debt financing agreement.

On March 24, 2017, the Company entered into an unsecured debt financing arrangement with Stillwater Trust LLC, an investor who, with affiliates, collectively control approximately 46% of the Company’s outstanding common stock.   Under the financing agreement, the Company may borrow, through June 30, 2018, up to $2 million for general working capital purposes and up to an additional $3 million should the Company’s lender not provide borrowing availability under its normal terms and conditions through its ABL facility.   The agreement expires and borrowings become due upon the earlier of June 30, 2020; the completion of one or a series of equity financings which raise collectively $5 million or greater of gross proceeds; or an event of default, as defined in the agreement.  Amounts borrowed under the financing agreement, once repaid, cannot be reborrowed. In accordance with the terms of the agreement, this arrangement expired on May 24, 2017, upon the completion of an equity offering. Upon termination of this facility, the Company wrote off $158 thousand of related debt issuance costs, and recorded a charge to interest expense in the second quarter of 2017.

Mr. Christopher Brody, a member of the Company’s board of directors, is also the President and Managing Director of Stillwater Holdings LLC and is the Vice President of Stillwater Trust LLC, which is the Company’s largest stockholder. The decision of Stillwater Trust LLC to enter into the financing arrangement was made independently of Mr. Brody and the financing was not required or suggested by Mr. Brody. The terms of the financing were determined solely by negotiation among the Company and Stillwater Trust LLC. Mr. Brody did not participate in the deliberations of the Company’s board of directors or the special committee of the Company’s board formed to review the terms of the financing with respect to the approval of the financing and abstained from voting thereon.

Note 7– Debt

	December 31 2016	December 31, 2015

Revolving credit facility	$1,852	$—
Less unamortized debt issuance costs	(163)	—
Revolving credit facility, net	$1,689	$—

On December 21, 2016, the Company entered into a revolving credit facility with a lender that provides for up to a maximum amount of $5 million based on a borrowing base equivalent of 85% of eligible accounts receivable plus the lesser of $2 million or 50% of eligible inventory, (the “ABL facility”). The interest on the ABL facility is equal to the Prime Rate plus 3% but may not be less than 6.5% with a minimum monthly interest payment of $2 thousand. The Company shall pay the lender a monthly administrative fee of $1 thousand and an annual facility fee equal to 1% of the maximum amount borrowable under the facility. The ABL facility will automatically renew on December 31, 2019 for a one-year term unless written notice to terminate the agreement is provided by either party. In conjunction with entering into the financing, the Company incurred $163 thousand of debt issuance costs including lender and legal costs that will be amortized over the life of the ABL facility.  In accordance with recently issued accounting guidance, the revolving credit facility balance is presented net of these unamortized debt issuance costs on the accompanying Consolidated Balance Sheet.

The ABL facility is secured by a lien on all receivables, property and the proceeds thereof, credit insurance policies and other insurance relating to the collateral, books, records and other general intangibles, inventory and equipment, proceeds of the collateral and accounts, instruments, chattel paper, and documents.  Collections received on accounts receivable are directly used to pay down the outstanding borrowings on the credit facility.

The ABL facility contains customary representations and warranties, affirmative and negative covenants and events of default.  The Company is required to maintain a minimum tangible net worth of $13 million and a minimum working capital balance of $4 million at all times.  As of December 31, 2016, we had unused borrowing availability of $2.0 million and were in compliance with all debt covenants.

Our former credit facility with a lender expired on August 31, 2016 and was not renewed. The facility provided for up to a maximum of $3 million in borrowings based on 75% of eligible accounts receivable, as defined in the agreement.  The interest on the credit facility was equal to the prime rate plus 4% but could not be less than 7.25% with a minimum monthly interest payment of $1 thousand.  The credit facility contained customary representations and warranties as well as affirmative and negative covenants.  We were in compliance with all debt covenants.  We did not draw on the credit facility at any time since its inception in September 2010 and there was no outstanding balance at the expiration date.

For the years ended December 31, 2016 and 2015, interest expense includes interest paid, capitalized or accrued of approximately $30 thousand and $43 thousand, respectively, on outstanding debt.